UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: July 31, 2015

Date of reporting period: April 30, 2015

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	CLEAR RIVER FUND
April 30, 2015
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 90.5%
	Shares	Value
CONSUMER DISCRETIONARY — 8.7%
Gentherm *	12,600	$664,398
GNC Holdings, Cl A	7,300	314,265
NIKE, Cl B	5,459	539,568
Nordstrom	9,059	684,498
Polaris Industries	1,000	136,960
Tupperware Brands	3,000	200,580
VF	6,670	483,108

		3,023,377

CONSUMER STAPLES — 10.4%
Colgate-Palmolive	6,900	464,232
Diageo ADR	3,500	388,570
Nestle ADR	10,779	836,666
PepsiCo	7,000	665,840
Reckitt Benckiser Group	7,100	634,943
Wal-Mart Stores	8,243	643,366

		3,633,617

ENERGY — 5.8%
Chevron	7,930	880,706
FMC Technologies *	7,200	317,520
Schlumberger	8,700	823,107

		2,021,333

FINANCIALS — 16.4%
Aflac	11,059	697,159
Berkshire Hathaway, Cl B *	5,600	790,776
BlackRock, Cl A	2,200	800,668
Capital One Financial	10,500	848,925
Goldman Sachs Group	2,529	496,746
HSBC Holdings ADR	13,478	668,913
JPMorgan Chase	8,559	541,442
PNC Financial Services Group	7,680	704,487

THE ADVISORS’ INNER CIRCLE FUND II	CLEAR RIVER FUND
April 30, 2015
(Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS — continued
PRA Group *	3,400	$186,235

		5,735,351

HEALTH CARE — 13.0%
Abbott Laboratories	8,800	408,496
Air Methods *	7,500	342,750
Baxter International	10,400	714,896
Gilead Sciences	9,000	904,590
Johnson & Johnson	9,928	984,857
McKesson	2,100	469,140
Mednax *	4,300	304,354
Thermo Fisher Scientific	3,400	427,312

		4,556,395

INDUSTRIALS — 16.1%
3M	4,200	656,838
ABB ADR	30,742	669,253
Allison Transmission Holdings, Cl A	8,700	266,916
CSX	17,579	634,426
Graco	3,330	238,495
Illinois Tool Works	7,618	712,892
Komatsu	21,949	445,046
Orbital ATK	8,171	597,791
Precision Castparts	3,700	764,753
United Technologies	5,700	648,375

		5,634,785

INFORMATION TECHNOLOGY — 19.5%
Accenture, Cl A	7,770	719,891
Amphenol, Cl A	14,734	815,822
CSG Systems International	5,000	145,600
Global Payments	3,500	350,980
Google, Cl C *	1,273	684,295
MasterCard, Cl A	1,800	162,378
MaxLinear, Cl A *	27,000	230,310

THE ADVISORS’ INNER CIRCLE FUND II	CLEAR RIVER FUND
April 30, 2015
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
Microsoft	19,800	$963,072
NeuStar, Cl A *	9,097	272,910
SAP ADR	8,996	680,907
Syntel *	8,300	373,666
Taiwan Semiconductor Manufacturing ADR	32,700	799,188
WEX *	2,700	304,317
Zebra Technologies, Cl A *	3,400	313,072

		6,816,408

MATERIALS — 0.6%
BHP Billiton ADR	4,186	214,700

TOTAL COMMON STOCK (Cost $17,780,170)		31,635,966

EXCHANGE TRADED FUNDS — 8.1%
iShares MSCI All Country Asia ex Japan ETF	4,400	299,684
WisdomTree Europe Hedged Equity Fund	16,000	1,028,160
WisdomTree Japan Hedged Equity Fund	26,931	1,519,447

TOTAL EXCHANGE TRADED FUNDS (Cost $2,183,953)		2,847,291

CASH EQUIVALENT — 1.4%
BlackRock Liquidity Funds TempFund Portfolio — Institutional, 0.030% (A) (Cost $503,680)	503,680	503,680

TOTAL INVESTMENTS — 100.0% (Cost $20,467,803)†		$34,986,937

THE ADVISORS’ INNER CIRCLE FUND II	CLEAR RIVER FUND
April 30, 2015
(Unaudited)

Percentages are based on Net Assets of $34,979,267.

*	Non-income producing security.
(A)	The rate shown is the 7-day effective yield as of April 30, 2015.

†	At April 30, 2015, the tax basis cost of the Fund’s investments was $20,467,803, and the unrealized appreciation and depreciation were $14,756,586 and $(237,452), respectively.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

MSCI — Morgan Stanley Capital International

As of April 30, 2015, all of the Fund’s investments were Level 1. There were no transfers between Level 1 and Level 2 assets and liabilities. As of April 30, 2015, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

LHI-QH-001-1300

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: June 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: June 26, 2015

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: June 26, 2015